intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
intangible assets and goodwill
Schedule of intangible assets and goodwill

						Intangible
						assets with
	Intangible assets subject to amortization					indefinite lives
	Customer contracts,								Total
	related customer		Access to	Assets			Total		intangible
	relationships and		rights- of-way	under		Spectrum	intangible		assets and
(millions)	subscriber base [1]	Software	and other	construction	Total	licences	assets	Goodwill [2]	goodwill
AT COST
As at January 1, 2018	$558	$4,667	$97	$344	$5,666	$8,693	$14,359	$4,600	$18,959
Additions	—	69	5	582	656	1	657	—	657
Additions arising from business acquisitions [1]	197	19	—	—	216	—	216	470	686
Dispositions, retirements and other	(138)	(248)	1	—	(385)	—	(385)	—	(385)
Assets under construction put into service	—	585	—	(585)	—	—	—	—	—
Net foreign exchange differences	(1)	—	—	—	(1)	—	(1)	41	40
As at December 31, 2018	616	5,092	103	341	6,152	8,694	14,846	5,111	19,957
Additions	—	60	8	592	660	1,217	1,877	—	1,877
Additions arising from business acquisitions (b)	453	173	—	—	626	—	626	617	1,243
Dispositions, retirements and other (including capitalized interest (see Note 9))	(29)	(166)	24	—	(171)	26	(145)	—	(145)
Assets under construction put into service	—	679	—	(679)	—	—	—	—	—
Net foreign exchange differences	(8)	—	—	—	(8)	—	(8)	(33)	(41)
As at December 31, 2019	$1,032	$5,838	$135	$254	$7,259	$9,937	$17,196	$5,695	$22,891
ACCUMULATED AMORTIZATION
As at January 1, 2018	$310	$3,330	$61	$—	$3,701	$—	$3,701	$364	$4,065
Amortization	56	538	4	—	598	—	598	—	598
Dispositions, retirements and other	(140)	(247)	—	—	(387)	—	(387)	—	(387)
As at December 31, 2018	226	3,621	65	—	3,912	—	3,912	364	4,276
Amortization	70	573	5	—	648	—	648	—	648
Dispositions, retirements and other	(11)	(166)	1	—	(176)	—	(176)	—	(176)
As at December 31, 2019	$285	$4,028	$71	$—	$4,384	$—	$4,384	$364	$4,748
NET BOOK VALUE
As at December 31, 2018	$390	$1,471	$38	$341	$2,240	$8,694	$10,934	$4,747	$15,681
As at December 31, 2019	$747	$1,810	$64	$254	$2,875	$9,937	$12,812	$5,331	$18,143
(1)

Amounts for customer contracts, related customer relationships and subscriber base, and goodwill arising from business acquisitions for the year ended December 31, 2018, have been adjusted, as set out in (c).

(2)	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Summary of acquisition-date fair values assigned to the assets acquired and liabilities assumed

		Smart data	ADT Security	Individually
	Telecommunications	soultions	Services Canada,	immaterial
(millions)	bussiness	bussiness [1]	Inc. [1]	transactions [1]	Total
Assets
Current assets
Cash	$2	$7	$8	$6	$23
Accounts receivable [2]	6	6	11	10	33
Other	1	1	6	—	8
	9	14	25	16	64
Non-current assets
Property, plant and equipment
Owned assets	6	—	93	43	142
Right-of-use lease assets	2	6	11	4	23
Intangible assets subject to amortization [3]	41	91	326	168	626
Other	—	—	3	—	3
	49	97	433	215	794
Total identifiable assets acquired	58	111	458	231	858
Liabilities
Current liabilities
Short-term borrowings	—	—	—	1	1
Accounts payable and accrued liabilities	21	4	32	12	69
Advance billings and customer deposits	4	6	14	5	29
Current maturities of long-term debt	—	2	4	1	7
	25	12	50	19	106
Non-current liabilities
Long-term debt	2	4	7	6	19
Other long-term liabilities	—	4	15	1	20
Deferred income taxes	5	9	48	7	69
	7	17	70	14	108
Total liabilities assumed	32	29	120	33	214
Net identifiable assets acquired	26	82	338	198	644
Goodwill	87	53	345	132	617
Net assets acquired	$113	$135	$683	$330	$1,261
Acquisition effected by way of:
Cash consideration	$63	$116	$683	$254	$1,116
Accounts payable and accrued liabilities	12	19	—	32	63
Issue of TELUS Corporation Common Shares	38	—	—	34	72
Pre-existing relationship effectively settled	—	—	—	10	10
	$113	$135	$683	$330	$1,261

(1)

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we do not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

(2)

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

(3)

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 8-10 years; software is expected to be amortized over a period of 4-10 years.

Summary of pro forma information of business acquisition operating results

Year ended December 31, 2019 (millions except per share amounts)	Note	As reported [1]	Pro forma [2]
Operating revenues		$14,658	$14,980
Net income		$1,776	$1,755
Net income per Common Share	28(b)
Basic		$2.90	$2.87
Diluted		$2.90	$2.87
(1)

Operating revenues and net income for the year ended December 31, 2019, include: $39 and $8, respectively, in respect of the telecommunications business; $19 and $(3), respectively, in respect of the smart data solutions business; and $40 and $(5), respectively, in respect of ADT Security Services Canada, Inc.

(2)

Pro forma amounts for the year ended December 31, 2019, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

Summary of acquisition-date fair values assigned to the assets acquired and liabilities assumed of acquisitions subsequent to reporting period

:

Preliminary estimates[1] of acquisition-date fair values (billions)
Assets		Liabilities and consideration
Intangible assets	$0.7	Net debt	$0.2
Goodwill	0.8	Deferred income taxes	0.2
			0.4
		Consideration
		Cash [2]	1.1
	$1.5		$1.5

(1)

As is customary in a business acquisition transaction, until the time of acquisition of control, we do not have full access to the books and records of the acquired business. Upon having sufficient time to review the books and records of the acquired business, as well as obtaining new and additional information about the related facts and circumstances as of the acquisition date, we will adjust the provisional amounts for identifiable assets acquired and liabilities assumed and thus finalize our purchase price allocation.

(2)

Concurrent with this business acquisition, for both the purchase of shares and to advance funds to repay third-party debt, our TELUS International (Cda) Inc. subsidiary drew an incremental $1.0 on its credit facility (as described further in Note 26(f)) and issued shares of itself to non-controlling interests for cash consideration of approximately $0.2.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

	Intangible assets with
	indefinite lives		Goodwill		Total
As at December 31 (millions)	2019	2018	2019	2018 [1]	2019	2018
Wireless	$9,937	$8,694	$2,890	$2,861	$12,827	$11,555
Wireline	—	—	2,441	1,886	2,441	1,886
	$9,937	$8,694	$5,331	$4,747	$15,268	$13,441
(1)	The goodwill balance for wireline as at December 31, 2018, has been adjusted, as set out in (c).